LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Right-of-Use Assets and Liabilities
Operating lease right-of-use assets and liabilities are reflected on the Consolidated Balance Sheet as follows:

(In millions)	2024	2023
Operating lease right-of-use assets	$554	$421

Accrued liabilities	$(135)	$(93)
Operating lease liabilities	(432)	(333)
Total operating lease liabilities	$(567)	$(426)

Weighted-Average Remaining Lease Term (in years)	6.8	7.0
Weighted-Average Discount Rate	4.5%	3.9%

Schedule of Supplemental Cash Flow and Lease Expense Information
Supplemental cash flow and lease expense information related to operating leases were as follows:

(In millions)	2024	2023	2022
Operating cash flows for measurement of operating lease liabilities	$173	$135	$119
Operating lease ROU assets obtained in exchange for operating lease obligations	$112	$50	$91

Operating lease expense	$175	$127	$121

Schedule of Lease Maturities
Undiscounted maturities of operating lease liabilities as of December 31, 2024, are as follows:

(In millions)
2025	$154
2026	128
2027	93
2028	68
2029	48
Thereafter	169
Total undiscounted lease payments	660
Less: imputed interest	(93)
Total discounted lease payments	$567